SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Sep. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
11.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the year ended September 30, 2018, the Company issued broker warrants valued at $672,221 in connection with the January 2018 Financing (Note 9).

During the year ended September 30, 2017, the Company:

(a)	Issued warrants valued at $167,022 in connection with the SVB Term Loan (Note 7).

(b)	On exercise of stock options, the Company transferred $2,436 from reserves to share capital.

During the year ended September 30, 2016, the Company:

(a)	Issued 10,686 common shares on the cashless exercise of 12,000 stock options.

(b)	On exercise of stock options and warrants, the Company transferred $105,921 and $434, respectively, from reserves to share capital.